Note 15 - Share Capital - Restricted Share Rights (Details) - Restricted share rights [member]	12 Months Ended
	Nov. 30, 2020 $ / shares	Nov. 30, 2019 $ / shares
Statement Line Items [Line Items]
Balance, Number of RSRs	207,488	140,000
Balance, Weighted Average Value (in CAD per share)	$ 1.05	$ 0.78
Granted, Number of RSRs	67,750	207,488
Granted, Weighted Average Value (in CAD per share)	$ 2.88	$ 1.05
Vested, Number of RSRs	(226,198)	(130,000)
Vested, Weighted Average Value (in CAD per share)	$ 1.20	$ 0.78
Forfeited, Number of RSRs		(10,000)
Forfeited, Weighted Average Value (in CAD per share)		$ 0.78
Balance, Number of RSRs	49,040	207,488
Balance, Weighted Average Value (in CAD per share)	$ 2.88	$ 1.05